Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating Activities
Net income	$ 542	$ 3,096
Adjustments for non-cash items:
Deferred income tax expense (recovery)	(525)	3,440
Depreciation and depletion	2,919	2,186
Accretion of reclamation provision	49	44
Loss on investments	931	2,103
Unrealized foreign exchange (gain) loss	54	(303)
Unwinding of fair value adjustment	74	262
Fair value adjustment on warrant liability	(478)	(2,395)
Write down of equipment and materials and supplies inventory	414	330
Share-based payments	2,269	2,024
Total Adjustments For Non Cash	6,249	10,787
Net change in non-cash working capital items	(4,761)	1,044
Cash provided by operating activities	1,488	11,831
Financing Activities
Shares and units issued for cash, net of issuance costs	5,154	30
Lease liability payments	(1,444)	(1,179)
Equipment loan payments	(222)	0
Cash provided by (used in) financing activities	3,488	(1,149)
Investing Activities
Exploration and evaluation expenditures	(1,156)	(1,131)
Additions to plant, equipment and mining properties	(7,375)	(7,836)
Acquisition of La Preciosa	(5,000)	(15,134)
Cash provided by (used in) investing activities	(13,531)	(24,101)
Change in cash	(8,555)	(13,419)
Effect of exchange rate changes on cash	(2)	(101)
Cash, beginning	11,245	24,765
Cash, ending	$ 2,688	$ 11,245